Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 840.9	$ 10.3	₨ 862.0
Plan amendment (prior service cost)	0.0	0.0	76.9
Service cost	18.5	0.2	16.1
Interest cost	57.3	0.7	55.8	₨ 37.7
Actuarial (gains)/losses	221.4	2.7	34.4
Benefits paid	(120.1)	(1.5)	(204.3)
Projected benefit obligation, end of the period	1,018.0	12.4	840.9	862.0
Change in plan assets:
Fair value of plan assets, beginning of the period	8.7	0.1	3.3
Expected return on plan assets	0.4	0.0	0.4	3.2
Actuarial gains/(losses)	2.2	0.0	2.3
Actual return on plan assets	2.6	0.0	2.7
Employer contributions	111.8	1.5	207.0
Benefits paid	(120.1)	(1.5)	(204.3)
Fair value of plan assets, end of the period	3.0	$ 0.1	8.7	₨ 3.3
Funded Status	₨ (1,015.0)		₨ (832.2)		$ (12.3)